Employee Benefit Plan, Subsequent Event - Albemarle Corporation Retirement Savings Plan	12 Months Ended
Dec. 31, 2025
EBP, Subsequent Event [Abstract]
EBP, Subsequent Event	Subsequent Events:
Effective January 1, 2026, employees of Albemarle's performance catalysts solutions (“PCS”) business began participating in the Plan again, as this business was retained by Albemarle in connection with the sale of its ownership interest in its Refining Solutions business. Employees of the PCS business had participated in the Ketjen Plan during 2025, a separate savings plan from the Plan. As a result, the Ketjen Plan transferred $65,318,334 of PCS employee-related net assets to the Plan during 2026. Beginning January 1, 2026, all PCS participant-related employee and employer contributions were made to the Plan. There were no changes to the remaining Plan investments as a result of this transfer.

EBP, Subsequent Event [Line Items]
EBP, Subsequent Event	Subsequent Events:
Effective January 1, 2026, employees of Albemarle's performance catalysts solutions (“PCS”) business began participating in the Plan again, as this business was retained by Albemarle in connection with the sale of its ownership interest in its Refining Solutions business. Employees of the PCS business had participated in the Ketjen Plan during 2025, a separate savings plan from the Plan. As a result, the Ketjen Plan transferred $65,318,334 of PCS employee-related net assets to the Plan during 2026. Beginning January 1, 2026, all PCS participant-related employee and employer contributions were made to the Plan. There were no changes to the remaining Plan investments as a result of this transfer.